Acquisitions (Tables) - Kohana Coffee, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Summary of total consideration

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

(Thousands)
Cash consideration	$15,682
Fair value of stock consideration	23,435
Total Consideration	$39,117

Summary the purchase price allocation of the assets acquired, and liabilities assumed

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	17,089
Intangible assets	11,718
Accounts payable and accrued liabilities	(2,061)
Total	$39,117

(Thousands)	Acquired Value
Cash and cash equivalents	$797
Accounts receivable	881
Inventory	2,306
Property, plant and equipment	8,387
Goodwill	16,946
Intangible assets	11,638
Accounts payable and accrued liabilities	(1,838)
Total	$39,117